Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

August 12, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	QS Batterymarch International Equity Fund (the “Fund”),

a series of Legg Mason Global Asset Management Trust (the “Registrant”)

Securities Act File No. 333-162441

Investment Company Act File No. 811-22338

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing in interactive data format the risk/return summary information that appears in a supplement dated August 7, 2015 to the Fund’s Prospectus dated February 1, 2015.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-8267.

Sincerely,

/s/ Barry N. Hurwitz

Barry N. Hurwitz

Enclosures

cc:	Rosemary D. Emmens, Legg Mason & Co., LLC